SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Balance Sheet) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 315.6	$ 392.0	$ 196.8	$ 256.8	$ 307.8	$ 165.2
Receivables, Net, Current	813.2	783.4	303.8	263.1
Due from Affiliate, Current	0.0	0.0	0.0	0.0
Income Taxes Receivable, Current	36.3	32.9	15.1	21.6
Inventory, Net	679.5	685.2	216.1	210.1
Deferred Tax Assets, Net, Current	0.0		54.0	54.2
Other Assets, Current	32.8	39.9	17.4	10.3
Assets, Current	1,877.4	1,933.4	803.2	816.1
Property, Plant and Equipment, Net	3,859.0	3,953.4	919.9	931.0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0.0	0.0	0.0	0.0
Deferred Tax Assets, Net, Noncurrent	107.4	95.9	12.9	12.5
Other Assets, Noncurrent	463.8	454.6	70.2	59.0
Due from Affiliate, Noncurrent		0.0
Intangible Assets, Net (Excluding Goodwill)	663.2	677.5	119.8	123.5
Goodwill	2,146.1	2,174.1	747.1	747.1	747.1
Assets	9,116.9	9,288.9	2,673.1	2,689.2
Long-term Debt, Current Maturities	205.1	205.0	16.4	16.4
Accounts Payable, Current	478.1	608.2	147.8	146.8
Due to Affiliate, Current	0.0	0.0	0.0	0.0
Accrued Income Taxes, Current	14.1	4.9	1.1	0.2
Accrued Liabilities, Current	352.3	328.1	205.1	214.3
Liabilities, Current	1,049.6	1,146.2	370.4	377.7
Long-term Debt, Excluding Current Maturities	3,627.9	3,643.8	648.7	649.8
Defined Benefit Pension Plan, Liabilities, Noncurrent	635.2	648.9	167.2	182.0
Deferred Tax Liabilities, Net, Noncurrent	1,091.0	1,095.2	107.3	107.1
Due to Affiliate, Noncurrent	0.0	0.0
Other Liabilities, Noncurrent	340.4	336.0	361.3	359.3
Liabilities	6,744.1	6,870.1	1,654.9	1,675.9
Commitments and contingencies
Common Stock, Value, Issued	165.2	165.1	77.5	77.4
Additional Paid in Capital, Common Stock	2,238.9	2,236.4	792.1	788.3
Accumulated Other Comprehensive Income (Loss), Net of Tax	(470.2)	(492.5)	(439.7)	(443.1)	(365.1)	(371.3)
Retained Earnings (Accumulated Deficit)	438.9	509.8	588.3	590.7
Stockholders' Equity Attributable to Parent	2,372.8	2,418.8	1,018.2	1,013.3	1,101.1	998.4
Liabilities and Equity	9,116.9	9,288.9	2,673.1	2,689.2
Parent Company [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and Cash Equivalents, at Carrying Value	19.8	119.4	179.2	239.4	296.8	133.3
Receivables, Net, Current	119.3	107.7	130.0	107.3
Due from Affiliate, Current	0.0	0.0	0.0	0.0
Income Taxes Receivable, Current	35.3	34.6	15.1	21.4
Inventory, Net	173.3	166.0	149.1	136.1
Deferred Tax Assets, Net, Current	0.0	0.0	42.6	41.9
Other Assets, Current	150.7	152.1	111.9	99.0
Assets, Current	498.4	579.8	627.9	645.1
Property, Plant and Equipment, Net	501.4	508.7	503.7	505.3
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,970.8	5,905.0	1,694.2	1,683.9
Deferred Tax Assets, Net, Noncurrent	170.8	0.0	64.1	61.2
Other Assets, Noncurrent	42.8	43.5	60.1	48.4
Due from Affiliate, Noncurrent	0.0	0.0
Intangible Assets, Net (Excluding Goodwill)	0.1	0.5	0.5	0.5
Goodwill	0.0	0.0	0.0	0.0
Assets	7,184.3	7,037.5	2,950.5	2,944.4
Long-term Debt, Current Maturities	192.9	192.8	4.2	4.2
Accounts Payable, Current	45.9	36.1	60.7	54.0
Due to Affiliate, Current	1,459.5	966.0	622.7	617.1
Accrued Income Taxes, Current	2.5	2.7	1.1	0.2
Accrued Liabilities, Current	267.8	227.8	135.5	137.0
Liabilities, Current	1,968.6	1,425.4	824.2	812.5
Long-term Debt, Excluding Current Maturities	1,067.7	1,084.0	623.9	624.9
Defined Benefit Pension Plan, Liabilities, Noncurrent	182.4	484.3	165.0	179.1
Deferred Tax Liabilities, Net, Noncurrent	8.6	32.5	0.0	0.0
Due to Affiliate, Noncurrent	1,291.8	1,296.4
Other Liabilities, Noncurrent	292.4	296.1	319.2	314.6
Liabilities	4,811.5	4,618.7	1,932.3	1,931.1
Commitments and contingencies
Common Stock, Value, Issued	165.2	165.1	77.5	77.4
Additional Paid in Capital, Common Stock	2,238.9	2,236.4	792.0	788.3
Accumulated Other Comprehensive Income (Loss), Net of Tax	(470.2)	(492.5)	(440.0)	(443.1)
Retained Earnings (Accumulated Deficit)	438.9	509.8	588.0	590.7
Stockholders' Equity Attributable to Parent	2,372.8	2,418.8	1,018.0	1,013.3
Liabilities and Equity	7,184.3	7,037.5	2,951.0	2,944.4
Subsidiary Issuer [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and Cash Equivalents, at Carrying Value	0.0	0.0	0.0	0.0	0.0	0.0
Receivables, Net, Current	0.0	0.0	0.0	0.0
Due from Affiliate, Current		0.0	0.0
Income Taxes Receivable, Current	0.0	0.0	0.0	0.0
Inventory, Net	0.0	0.0	0.0	0.0
Deferred Tax Assets, Net, Current	0.0	0.0	0.0	0.0
Other Assets, Current	5.0	5.0	0.0	0.0
Assets, Current	5.0	5.0	0.0	0.0
Property, Plant and Equipment, Net	0.0	0.0	0.0	0.0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,675.2	3,636.3	0.0	0.0
Deferred Tax Assets, Net, Noncurrent	0.0	0.0	0.0	0.0
Other Assets, Noncurrent	0.0	0.0	0.0	0.0
Due from Affiliate, Noncurrent	2,553.2	2,562.6
Intangible Assets, Net (Excluding Goodwill)	0.0	0.0	0.0	0.0
Goodwill	985.4	990.2	0.0	0.0
Assets	7,218.8	7,194.1	0.0	0.0
Long-term Debt, Current Maturities	0.0	0.0	0.0	0.0
Accounts Payable, Current	0.0	0.0	0.0	0.0
Due to Affiliate, Current	39.4	29.0
Accrued Income Taxes, Current	0.0	0.0	0.0	0.0
Accrued Liabilities, Current	0.0	0.0	0.0	0.0
Liabilities, Current	39.4	29.0	0.0	0.0
Long-term Debt, Excluding Current Maturities	2,547.8	2,547.4	0.0	0.0
Defined Benefit Pension Plan, Liabilities, Noncurrent	0.0	0.0	0.0	0.0
Deferred Tax Liabilities, Net, Noncurrent	189.7	189.7	0.0	0.0
Due to Affiliate, Noncurrent	281.7	286.5
Other Liabilities, Noncurrent	0.0	0.0	0.0	0.0
Liabilities	3,058.6	3,052.6	0.0	0.0
Commitments and contingencies
Common Stock, Value, Issued	0.0	0.0	0.0	0.0
Additional Paid in Capital, Common Stock	4,146.1	4,146.1	0.0	0.0
Accumulated Other Comprehensive Income (Loss), Net of Tax	0.0	0.0	0.0	0.0
Retained Earnings (Accumulated Deficit)	14.1	(4.6)	0.0	0.0
Stockholders' Equity Attributable to Parent	4,160.2	4,141.5	0.0	0.0
Liabilities and Equity	7,218.8	7,194.1	0.0	0.0
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and Cash Equivalents, at Carrying Value	295.8	272.6	17.6	17.4	11.0	31.9
Receivables, Net, Current	693.9	679.4	173.8	155.8
Due from Affiliate, Current	1,498.9	995.0	622.7	617.1
Income Taxes Receivable, Current	1.0	1.5	0.0	0.2
Inventory, Net	506.2	519.2	67.0	74.0
Deferred Tax Assets, Net, Current	2.6	2.7	11.4	12.3
Other Assets, Current	6.2	4.6	2.2	1.9
Assets, Current	3,004.6	2,475.0	894.7	878.7
Property, Plant and Equipment, Net	3,357.6	3,444.7	416.2	425.7
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0.0	0.0	0.0	0.0
Deferred Tax Assets, Net, Noncurrent	0.0	104.6	0.0	0.0
Other Assets, Noncurrent	421.0	411.1	10.1	10.6
Due from Affiliate, Noncurrent	0.0	0.0
Intangible Assets, Net (Excluding Goodwill)	663.1	677.0	119.3	123.0
Goodwill	1,160.7	1,183.9	747.1	747.1
Assets	8,607.0	8,296.3	2,187.4	2,185.1
Long-term Debt, Current Maturities	12.2	12.2	12.2	12.2
Accounts Payable, Current	432.2	576.6	87.7	93.4
Due to Affiliate, Current	0.0	0.0	0.0	0.0
Accrued Income Taxes, Current	14.2	8.1	0.0	0.0
Accrued Liabilities, Current	213.6	221.3	165.7	167.3
Liabilities, Current	672.2	818.2	265.6	272.9
Long-term Debt, Excluding Current Maturities	12.4	12.4	24.8	24.9
Defined Benefit Pension Plan, Liabilities, Noncurrent	452.8	164.6	2.2	2.9
Deferred Tax Liabilities, Net, Noncurrent	892.7	881.7	158.5	155.8
Due to Affiliate, Noncurrent	979.7	979.7
Other Liabilities, Noncurrent	111.4	39.9	42.1	44.7
Liabilities	3,121.2	2,896.5	493.2	501.2
Commitments and contingencies
Common Stock, Value, Issued	14.6	14.6	15.0	14.6
Additional Paid in Capital, Common Stock	4,790.3	4,789.6	1,221.0	1,221.2
Accumulated Other Comprehensive Income (Loss), Net of Tax	(7.2)	(31.7)	(20.1)	(19.0)
Retained Earnings (Accumulated Deficit)	688.1	627.3	478.0	467.1
Stockholders' Equity Attributable to Parent	5,485.8	5,399.8	1,694.0	1,683.9
Liabilities and Equity	8,607.0	8,296.3	2,187.4	2,185.1
Consolidation, Eliminations [Member]
Supplemental Guarantor Financial Information Balance Sheets [Line Items]
Cash and Cash Equivalents, at Carrying Value	0.0	0.0	0.0	0.0	$ 0.0	$ 0.0
Receivables, Net, Current	0.0	(3.7)	0.0	0.0
Due from Affiliate, Current	(1,498.9)	(995.0)	(622.7)	(617.1)
Income Taxes Receivable, Current	0.0	(3.2)	0.0	0.0
Inventory, Net	0.0	0.0	0.0	0.0
Deferred Tax Assets, Net, Current	(2.6)	(2.7)	0.0	0.0
Other Assets, Current	(129.1)	(121.8)	(96.7)	(90.6)
Assets, Current	(1,630.6)	(1,126.4)	(719.4)	(707.7)
Property, Plant and Equipment, Net	0.0	0.0	0.0	0.0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(9,646.0)	(9,541.3)	(1,694.2)	(1,683.9)
Deferred Tax Assets, Net, Noncurrent	(63.4)	(8.7)	(51.2)	(48.7)
Other Assets, Noncurrent	0.0	0.0	0.0	0.0
Due from Affiliate, Noncurrent	(2,553.2)	(2,562.6)
Intangible Assets, Net (Excluding Goodwill)	0.0	0.0	0.0	0.0
Goodwill	0.0	0.0	0.0	0.0
Assets	(13,893.2)	(13,239.0)	(2,464.8)	(2,440.3)
Long-term Debt, Current Maturities	0.0	0.0	0.0	0.0
Accounts Payable, Current	0.0	(4.5)	(0.6)	(0.6)
Due to Affiliate, Current	(1,498.9)	(995.0)	(622.7)	(617.1)
Accrued Income Taxes, Current	(2.6)	(5.9)	0.0	0.0
Accrued Liabilities, Current	(129.1)	(121.0)	(96.1)	(90.0)
Liabilities, Current	(1,630.6)	(1,126.4)	(719.4)	(707.7)
Long-term Debt, Excluding Current Maturities	0.0	0.0	0.0	0.0
Defined Benefit Pension Plan, Liabilities, Noncurrent	0.0	0.0	0.0	0.0
Deferred Tax Liabilities, Net, Noncurrent	0.0	(8.7)	(51.2)	(48.7)
Due to Affiliate, Noncurrent	(2,553.2)	(2,562.6)
Other Liabilities, Noncurrent	(63.4)	0.0	0.0	0.0
Liabilities	(4,247.2)	(3,697.7)	(770.6)	(756.4)
Commitments and contingencies
Common Stock, Value, Issued	(14.6)	(14.6)	(15.0)	(14.6)
Additional Paid in Capital, Common Stock	(8,936.4)	(8,935.7)	(1,221.0)	(1,221.2)
Accumulated Other Comprehensive Income (Loss), Net of Tax	7.2	31.7	20.0	19.0
Retained Earnings (Accumulated Deficit)	(702.2)	(622.7)	(478.0)	(467.1)
Stockholders' Equity Attributable to Parent	(9,646.0)	(9,541.3)	(1,694.2)	(1,683.9)
Liabilities and Equity	$ (13,893.2)	$ (13,239.0)	$ (2,465.0)	$ (2,440.3)